Company financial information - Cash flows (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)
Cash flows from operating activities
Cash generated from operations | $		$ 1,523		$ 1,225		$ 1,059
Interest paid | $		(573)		(617)		(360)
Net cash from operating activities | $		847		515		633
Cash flows from investing activities
Net cash used in investing activities | $		(492)		(3,387)		(339)
Cash flows from financing activities
Proceeds from borrowings | $		3,730		6,169
Deferred debt issue costs paid | $		(43)		(82)		(2)
Net cash (outflow)/inflow from financing activities | $		(429)		3,059		(158)
Net (decrease)/increase in cash and cash equivalents | $		5		215
Cash and cash equivalents at the beginning of the year | $		818		603		526
Cash and cash equivalents at the end of the year | $		$ 823		$ 818		$ 603
ARD Finance S.A.
Cash flows from operating activities
Related party interest received	€ 54
Interest paid	(105)
Net cash from operating activities	(51)
Cash flows from investing activities
Repayment of loans from subsidiary undertakings	(3)		€ (404)
Contribution to subsidiary undertaking	(45)		(431)
Dividends received	133		270
Loans granted to subsidiary undertakings			(679)
Net cash used in investing activities	85		(1,244)
Cash flows from financing activities
Proceeds from borrowings			1,529
Dividends paid	(3)		(270)		€ 0
Deferred debt issue costs paid	(3)		(12)
Net cash (outflow)/inflow from financing activities	(6)		1,247
Net (decrease)/increase in cash and cash equivalents	28		3
Cash and cash equivalents at the beginning of the year	4		1		1
Cash and cash equivalents at the end of the year	€ 32		€ 4		€ 1